Treasury risk management - Summary of Detailed Information about Net Investment Hedges (Details) - Hedges on the net investment in foreign operations - Currency risk - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
USD
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	3,023	2,636
CNY
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	1,081	0
ILS
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	323	0